Provision for Return Condition Checks for Aircraft Under Operating Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for Return Condition Checks for Aircraft Under Operating Leases
40	PROVISION FOR RETURN CONDITION CHECKS FOR AIRCRAFT UNDER OPERATING LEASES

	2018	2017
	RMB million	RMB million
At January 1	3,019	3,670
Accrual	402	1,214
Utilization	(515)	(1,865)

At December 31	2,906	3,019
Less: current portion	(145)	(981)

Long-term portion	2,761	2,038

In respect of aircraft and engines under operating leases, the Group has obligations to fulfill certain return conditions under the leases. The balance as at December 31, 2018 and 2017 represented the provision for the estimated cost of these return condition checks which is made on a straight-line basis over the term of the leases.